SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 24:                                      SUBSEQUENT EVENTS

Effective May 14, 2012, the Company completed its previously announced corporate name change from Liz Claiborne, Inc. to better communicate its strategic focus on growing its three global lifestyle brands (JUICY COUTURE, KATE SPADE and LUCKY BRAND) and reflect the sale of the LIZ CLAIBORNE brand to JCPenney, among other recent transactions. The Company’s stock trades on the New York Stock Exchange (“NYSE”) as Fifth & Pacific Companies, Inc. under the symbol “FNP.”

In the first quarter of 2012, the Company repurchased 40.0 million euro aggregate principal amount of the Euro Notes for total consideration of 40.6 million euro, plus accrued interest. A total of 81.5 million Euro Notes remain outstanding.